Intangible assets - Expected amortization expenses of intangible assets (Details) - Reservoir Holdings Inc And Subsidiaries	Mar. 31, 2021 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
2022	$ 14,864,256
2023	14,864,256
2024	14,864,256
2025	14,864,256
2026	14,864,256
Thereafter	318,916,730
Total	$ 393,238,010